Supplemental Cash Flow Information (Cash Payments For Interest And Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Supplemental Cash Flow Information [Abstract]
Interest, net of amounts capitalized	$ 114	$ 274	$ 174
Income taxes, net of refunds	$ 310	$ 187	$ 311